Taxation	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Taxation	10 Taxation
Recognition and measurement
The taxation charge contains both current and deferred tax.
Current tax is the tax expected to be payable on the taxable income for the year calculated using rates applicable during the year. It includes adjustments for tax expected to be payable or recoverable in respect of previous periods. Where the amount of tax payable or recoverable is uncertain, we establish provisions based on either: the Group’s judgement of the most likely amount of the liability or recovery; or, when there is a wide range of possible outcomes, a probability weighted average approach.
Deferred tax is calculated in accordance with IAS 12 using rates that have been enacted or substantively enacted at the balance sheet date. Where the recognition of an asset and liability from a single transaction gives rise to equal and off-setting temporary differences, we had previously applied the Initial Recognition Exemption allowed by IAS 12, and consequently recognised neither a deferred tax asset nor a deferred tax liability in respect of these timing differences. Under the narrow-scope amendments to IAS 12, deferred tax assets and liabilities are required to be recognised in respect of such temporary differences and prior year results have been restated accordingly (refer to section “New standards issued and effective in the current year” on page 166 for details). Primarily, this applies to lease arrangements and changes in closure estimates which are capitalised.

Other relevant judgements - uncertain tax positions
The Group operates across a large number of jurisdictions and is subject to review and challenge by local tax authorities on a range of tax matters. Where the amount of tax payable or recoverable is uncertain, whether due to local tax authority challenge or due to uncertainty regarding the appropriate treatment, judgement is required to assess the probability that the adopted treatment will be accepted. In accordance with IFRIC 23 “Uncertainty over Income Tax Treatments”, if it is not probable that the treatment will be accepted, the Group accounts for uncertain tax provisions for all matters worldwide based on the Group’s judgement of the most likely amount of the liability or recovery, or, where there is a wide range of possible outcomes, using a probability weighted average approach. Uncertain tax provisions include any related interest and penalties.
The Mongolian Tax Authority has issued a number of tax assessments covering the fiscal years 2013 to 2020, the most recent of which was received in December 2023, which are inconsistent with the Oyu Tolgoi Investment Agreement and Mongolian legislation. We have not booked any uncertain tax provisions for the matters under dispute, which have been referred to international arbitration. As required by
Mongolian law we have paid US$356 million in respect of the assessments, pending resolution of the disputes through the arbitration. These amounts, adjusted for exchange rate movements, are included within our non-current receivables and other assets on the balance sheet. The interpretation of the Investment Agreement and Mongolian legislation has been, and is expected to continue to be, subject to dispute.
Differences in interpretation of the Investment Agreement and Mongolian legislation could have a material impact on the recovery of the amounts paid and of certain deferred tax assets, further details of which are provided in Note 15.

Taxation charge

	Note	2023 US$m	2022 US$m Restated(a)	2021 US$m Restated(a)
– Current		5,092	4,851	8,144
– Deferred	15	(1,260)	763	92
Total taxation charge		3,832	5,614	8,236
(a)Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
10 Taxation continued
Prima facie tax reconciliation

	2023 US$m	2022 US$m Restated(a)	2021 US$m Restated(a)
Profit before taxation(b)	13,785	18,662	30,833

Prima facie tax payable at UK rate of 23.5% (2022: 19%; 2021: 19%)(c)	3,239	3,546	5,858
Higher rate of taxation of 30% on Australian earnings (2022: 30%; 2021: 30%)	835	1,550	2,598
Other tax rates applicable outside the UK and Australia	(2)	(17)	103
Tax effect of profit from equity accounted units, related impairments and expenses(b)	(159)	(109)	(198)
Impact of changes in tax rates	(173)	(11)	—
Resource depletion allowances	(11)	(40)	(52)
Recognition of previously unrecognised deferred tax assets(d)	(157)	(261)	(212)
Write-down of previously recognised deferred tax assets(e)	—	932	—
Utilisation of previously unrecognised deferred tax assets(f)	(10)	(37)	(200)
Unrecognised current year operating losses(g)	567	212	107
Deferred tax arising on internal sale of assets in Canadian operations(h)	(364)	—	—
Adjustments in respect of prior periods(i)	31	(222)	40
Other items	36	71	192
Total taxation charge	3,832	5,614	8,236
(a)Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
(b)The Group profit before tax includes profit after tax of equity accounted units. Consequently, the tax effect on the profit from equity accounted units is included as a separate reconciling item in this prima facie tax reconciliation.
(c)As a UK headquartered and listed Group, the reconciliation of expected tax on accounting profit to tax charge uses the UK corporate tax rate to calculate the prima facie tax payable. Rio Tinto is also listed in Australia, and the reconciliation includes the impact of the higher tax rate in Australia where a significant proportion of the Group's profits are currently earned. The impact of other tax rates applicable outside the UK and Australia is also included. The weighted average statutory corporate tax rate on profit before tax is approximately 31% (2022: 29% 2021: 29%).
(d)The recognition of previously unrecognised deferred tax assets in 2023 and 2022 relates primarily to Oyu Tolgoi where reaching sustainable underground production has reduced the risk of tax losses expiring if not recovered against taxable profits within eight years. In the comparative period to 31 December 2021 the recognition of previously unrecognised deferred tax assets also included the recognition of prior year deferred tax assets in our Australian Aluminium business.
(e)The write-down of previously recognised deferred tax assets in the prior year relates to deferred tax assets of our US businesses. The enactment of the US Inflation Reduction Act of 2022 in
August included a new Corporate Alternative Minimum Tax (CAMT) regime which applies a minimum tax rate of 15% on accounting profits. As a result of the new legislation, which does not give relief for some Federal deferred tax assets, the deferred tax assets previously recognised have been written down. This amount has been restated from US$820 million as previously reported to
US$932 million to reflect the adoption of narrow-scope amendments to IAS 12 referred to in footnote (a).
(f)In 2021, the utilisation of previously unrecognised deferred tax assets arose due to higher than forecast profits in the year at Oyu Tolgoi.
(g)Unrecognised current year operating losses include tax losses around the Group, including increases in closure estimates in 2023, for which no tax benefit is currently recognised due to uncertainty regarding whether suitable taxable profits will be earned in future to obtain value for the tax losses.
(h)During the year the Canadian aluminium business completed an internal sale of assets which resulted in the utilisation of previously unrecognised capital losses and an uplift in the tax depreciable value of assets on which a deferred tax asset of US$364 million is recognised.
(i)In the year to 31 December 2022, adjustments in respect of prior periods includes amounts related to the settlement of all tax disputes with the Australian Tax Office for the years 2010 to 2021.

	2023 US$m	2022 US$m	2021 US$m
Tax on fair value movements:
– Cash flow hedge fair value gains	1	21	62
Tax credit/(charge) on re-measurement gains/(losses) on pension and post-retirement healthcare plans	152	(123)	(305)
Deferred tax relating to components of other comprehensive income for the year (note 15)	153	(102)	(243)
Future tax developments
We continue to monitor and evaluate the domestic implementation by relevant countries of the Organisation for Economic Co-operation and
Development’s (OECD) Pillar Two which seeks to apply a 15% global minimum tax. Pillar Two was substantively enacted by the United Kingdom on
20 June 2023, with application from 1 January 2024. As the Pillar Two legislation was not operative at the reporting date, the Group has no related current tax exposure.
We have adopted the guidance contained in International Tax Reform – Pillar Two Model Rules – Amendments to IAS 12 released on 23 May 2023, which provides a temporary mandatory exception from deferred tax accounting for Pillar Two. We estimate that the exposure to additional taxation in
2024 under Pillar Two is immaterial for the Group.